OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
NOTE 8    -        OTHER CURRENT LIABILITIES

A.	Consists of:

	As of December 31,
	2 0 2 3	2 0 2 2

Accrued salaries and fringe benefits	27,105	31,652
Accrued warranty costs (See B below)	8,080	9,517
Governmental institutions	4,846	12,202
Governments grants payables	1,019	647
Hedging derivative	-	454
Other	244	353
	41,294	54,825

B.	Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

Accrued warranty costs presented in:

	As of December 31,
	2 0 2 3	2 0 2 2

Other current liabilities	8,080	9,517
Other long-term liabilities	443	1,113
	8,523	10,630

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2023 and 2022:

	As of December 31,
	2 0 2 3	2 0 2 2

Balance as of beginning of year	10,630	8,885
Services provided under warranty	(11,764)	(11,959)
Changes in provision	9,657	13,704
Balance as of end of year	8,523	10,630